Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 12.0%
Entertainment 1.1%
Electronic Arts, Inc.	204,701	27,710,375
Interactive Media & Services 10.9%
Alphabet, Inc., Class A(a)	30,912	63,756,618
Alphabet, Inc., Class C(a)	45,011	93,111,105
Facebook, Inc., Class A(a)	414,215	121,998,744
Total		278,866,467
Total Communication Services		306,576,842
Consumer Discretionary 18.2%
Automobiles 1.8%
Tesla Motors, Inc.(a)	68,344	45,649,008
Internet & Direct Marketing Retail 9.2%
Amazon.com, Inc.(a)	59,679	184,651,600
Etsy, Inc.(a)	116,841	23,563,325
Wayfair, Inc., Class A(a)	85,764	26,994,219
Total		235,209,144
Multiline Retail 2.4%
Dollar Tree, Inc.(a)	280,715	32,130,639
Target Corp.	152,004	30,107,432
Total		62,238,071
Specialty Retail 3.6%
Home Depot, Inc. (The)	172,316	52,599,459
TJX Companies, Inc. (The)	586,017	38,765,025
Total		91,364,484
Textiles, Apparel & Luxury Goods 1.2%
VF Corp.	375,007	29,970,559
Total Consumer Discretionary		464,431,266
Consumer Staples 2.0%
Household Products 2.0%
Procter & Gamble Co. (The)	369,817	50,084,316
Total Consumer Staples		50,084,316
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.4%
Biotechnology 4.0%
AbbVie, Inc.	469,653	50,825,848
BioMarin Pharmaceutical, Inc.(a)	135,087	10,200,419
BioNTech SE, ADR(a)	90,764	9,910,521
Exact Sciences Corp.(a)	107,027	14,104,018
Vertex Pharmaceuticals, Inc.(a)	77,336	16,618,733
Total		101,659,539
Health Care Equipment & Supplies 3.2%
Danaher Corp.	117,344	26,411,788
Medtronic PLC	211,285	24,959,097
Stryker Corp.	121,938	29,701,658
Total		81,072,543
Health Care Providers & Services 2.9%
Humana, Inc.	43,085	18,063,386
UnitedHealth Group, Inc.	153,170	56,989,962
Total		75,053,348
Life Sciences Tools & Services 2.9%
10X Genomics, Inc., Class A(a)	90,456	16,372,536
Charles River Laboratories International, Inc.(a)	100,250	29,055,457
IQVIA Holdings, Inc.(a)	153,697	29,685,039
Total		75,113,032
Pharmaceuticals 2.4%
Eli Lilly and Co.	258,517	48,296,146
Horizon Therapeutics PLC(a)	135,219	12,445,557
Total		60,741,703
Total Health Care		393,640,165
Industrials 4.6%
Building Products 1.1%
Trane Technologies PLC	166,660	27,592,230
Electrical Equipment 1.1%
AMETEK, Inc.	222,299	28,394,251
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.4%
Lyft, Inc., Class A(a)	383,476	24,228,014
Union Pacific Corp.	170,445	37,567,782
Total		61,795,796
Total Industrials		117,782,277
Information Technology 44.1%
Electronic Equipment, Instruments & Components 1.1%
Zebra Technologies Corp., Class A(a)	60,028	29,124,385
IT Services 8.9%
Fidelity National Information Services, Inc.	191,511	26,928,362
Fiserv, Inc.(a)	244,534	29,109,327
PayPal Holdings, Inc.(a)	269,800	65,518,232
Twilio, Inc., Class A(a)	88,114	30,025,726
Visa, Inc., Class A	362,078	76,662,775
Total		228,244,422
Semiconductors & Semiconductor Equipment 8.5%
Applied Materials, Inc.	353,607	47,241,895
Broadcom, Inc.	113,720	52,727,415
Enphase Energy, Inc.(a)	130,789	21,208,744
NVIDIA Corp.	128,278	68,491,473
NXP Semiconductors NV	139,587	28,104,447
Total		217,773,974
Software 18.1%
Adobe, Inc.(a)	126,149	59,967,450
Atlassian Corp. PLC, Class A(a)	133,389	28,113,066
Autodesk, Inc.(a)	117,109	32,456,759
Bill.com Holdings, Inc.(a)	131,982	19,203,381
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortinet, Inc.(a)	179,477	33,099,148
Intuit, Inc.	105,291	40,332,771
Microsoft Corp.	749,468	176,702,070
ServiceNow, Inc.(a)	82,621	41,319,588
VMware, Inc., Class A(a)	201,397	30,300,179
Total		461,494,412
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	1,574,105	192,276,926
Total Information Technology		1,128,914,119
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
Equinix, Inc.	51,342	34,891,510
Total Real Estate		34,891,510
Total Common Stocks (Cost $1,494,570,986)		2,496,320,495

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	75,058,863	75,051,357
Total Money Market Funds (Cost $75,051,357)		75,051,357
Total Investments in Securities (Cost: $1,569,622,343)		2,571,371,852
Other Assets & Liabilities, Net		(14,708,687)
Net Assets		2,556,663,165

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	28,352,567	185,628,142	(138,929,352)	—	75,051,357	—	9,755	75,058,863
2	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2021 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7013_03_L01_(03/21)